Share Capital (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [text block] [Abstract]
Schedule of issued and fully paid share capital
	2021 Number	2020 Number	2019 Number	2021	2020	2019
	’000	’000	’000	£’000	£’000	£’000
Ordinary shares of £0.0000000167 each	—	62,604	61,250	—	—	—
Series A shares of £0.0000000167 each	—	30,250	30,250	—	—	—
Series B shares of £0.0000000167 each	—	29,412	29,412	—	—	—
Series C shares of £0.0000000167 each	—	31,679	—	—	—	—
Series D shares of £0.0000000167 each	—	22,501	—	—	—	—
Class A ordinary shares of $0.0001 per share	112,010	—	—	8	—	—
Class C ordinary shares of $0.0001 per share	640,924	—	—	47	—	—
	752,934	176,446	120,912	55	—	—

Schedule of classes of share capital
	Share capital	Share premium	Merger reserve
	£’000	£’000	£’000
At December 31, 2019	—	81,500	—

Series C share issuance	—	99,750	—
Group restructuring	—	(181,250)	181,250
Series C extension	—	25,250	—
Acquisition of subsidiary	—	8,999	—
Series D share issuance	—	231,634	—
Other share issuances	—	237	—

At December 31, 2020	—	266,120	181,250

Acquisition of subsidiaries(1)	—	5,365	65,348
Warrants exercised	—	11,967	—
Recapitalization at the Transaction
- Group restructuring	49	70,086	174,236
- PIPE share issuance	6	583,936	—
- Transaction costs	—	(34,888)	—

At December 31, 2021	55	902,586	420,834